Consolidated statement of cash flows - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Generated from Operations
Net Income/(Loss)	CAD 573	CAD (1,140)	CAD 1,994
Depreciation and amortization	1,939	1,765	1,611
Goodwill and other asset impairment charges (Note 8, 11 and 12)	1,388	3,745	0
Deferred income taxes (Note 16)	192	(102)	684
Income from equity investments (Note 9)	(514)	(440)	(522)
Distributions received from operating activities of equity investments (Note 9)	844	793	726
Employee post-retirement benefits expense, net of funding (Note 23)	(3)	44	37
Loss/(gain) on assets held for sale/sold (Notes 6 and 26)	833	125	(117)
Equity allowance for funds used during construction	(253)	(165)	(95)
Unrealized (gains)/losses on financial instruments	(149)	58	74
Other	55	47	22
Decrease/(increase) in operating working capital (Note 25)	251	(307)	(189)
Net cash provided by operations	5,156	4,423	4,225
Investing Activities
Capital expenditures (Note 4)	(5,007)	(3,918)	(3,489)
Capital projects in development (Note 4)	(295)	(511)	(848)
Contributions to equity investments (Note 9)	(765)	(493)	(256)
Acquisitions, net of cash acquired (Note 5 and 26)	(13,608)	(236)	(241)
Proceeds from sale of assets, net of transaction costs (Note 26)	6		196
Other distributions from equity investments (Note 9)	727	9	12
Deferred amounts and other	159	272	335
Net cash used in investing activities	(18,783)	(4,877)	(4,291)
Financing Activities
Notes payable (repaid)/issued, net	(329)	(1,382)	544
Long-term debt issued, net of issue costs	12,333	5,045	1,403
Long-term debt repaid	(7,153)	(2,105)	(1,069)
Junior subordinated notes issued, net of issue costs	1,549	917	0
Advances from/(to) affiliates, net	4,523	(189)	(694)
Dividends on common shares	(1,612)	(1,446)	(1,345)
Dividends on preferred shares		0	(4)
Distributions paid to non-controlling interests	(279)	(224)	(174)
Common shares issued, net of issue costs	4,661		1,115
Partnership units of subsidiary issued, net of issue costs	215	55	79
Preferred shares of subsidiary redeemed (Note 19)	0		(200)
Net cash provided by/(used in) financing activities	13,908	671	(345)
Effect of Foreign Exchange Rate Changes on Cash and Cash Equivalents	(127)	112
Increase/(Decrease) in Cash and Cash Equivalents	154	329	(411)
Cash and Cash Equivalents, Beginning of year	813	484	895
Cash and Cash Equivalents, End of year	CAD 967	CAD 813	CAD 484